Financial instruments and risk management (Details 12 - Textuals 1) $ in Thousands									12 Months Ended
	Nov. 01, 2022 BRL (R$)	Nov. 01, 2022 USD ($)	Sep. 01, 2022 BRL (R$)	Sep. 01, 2022 USD ($)	Jan. 27, 2022 BRL (R$)	Jan. 27, 2022 USD ($)	Jan. 03, 2022 BRL (R$)	Jan. 03, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Nov. 01, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Exchange rate variation balance accumulated in equity (in Brazilian reals)									R$ 8,951,000
Reclassified from equity to profit or loss									R$ 5,337,000
Adverse Scenario (ii)
Disclosure of detailed information about financial instruments [line items]
Percentage of variation in risk factor (as a percent)									25.00%
Remote Scenario (iii)
Disclosure of detailed information about financial instruments [line items]
Percentage of variation in risk factor (as a percent)									50.00%
Foreign currency appreciation | Probable scenario (i) | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Exchange rate variation in the year									5.4
Foreign currency appreciation | Probable scenario (i) | Brazilian real per Great Britain Pound
Disclosure of detailed information about financial instruments [line items]
Exchange rate variation in the year									6.39
Short-term financial investments | Interest rate increase - CDI
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									13.65%
Short-term financial investments | Interest rate increase - CDI | Probable scenario (i)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									13.95%
Short-term financial investments | Interest rate increase - CDI | Adverse Scenario (ii)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									17.44%
Short-term financial investments | Interest rate increase - CDI | Remote Scenario (iii)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									20.93%
Loans and borrowings | Interest rate increase - CDI
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									13.65%
Loans and borrowings | Interest rate increase - CDI | Probable scenario (i)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									13.95%
Loans and borrowings | Interest rate increase - CDI | Adverse Scenario (ii)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									17.44%
Loans and borrowings | Interest rate increase - CDI | Remote Scenario (iii)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									20.93%
Loans and borrowings | Interest rate increase - Libor
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									3.81%
Loans and borrowings | Interest rate increase - Libor | Probable scenario (i)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									4.65%
Loans and borrowings | Interest rate increase - Libor | Adverse Scenario (ii)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									5.81%
Loans and borrowings | Interest rate increase - Libor | Remote Scenario (iii)
Disclosure of detailed information about financial instruments [line items]
Period rates (as a percent)									6.98%
Non-derivatives US dollar financial investment | Highly probable future acquisitions
Disclosure of detailed information about financial instruments [line items]
Hedge relationships							R$ 572,940,000	$ 104,615
Financial instruments no longer meets the criteria for hedge accounting	R$ 75,044,000									$ 14,275
Non-derivatives US dollar financial investment | Highly probable future acquisitions | Somo Global Ltd ("Somo") and its subsidiaries (“Somo Group”)
Disclosure of detailed information about financial instruments [line items]
Realized for investments					R$ 347,704,000	$ 64,615
Non-derivatives US dollar financial investment | Highly probable future acquisitions | Transpire Technology Pty Ltd ("Transpire")
Disclosure of detailed information about financial instruments [line items]
Realized for investments			R$ 55,545,000	$ 10,725
Non-derivatives US dollar financial investment | Highly probable future acquisitions | NTERSOL Consulting LLC (“NTERSOL”)
Disclosure of detailed information about financial instruments [line items]
Realized for investments	R$ 80,181,000	$ 15,000